Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for modelled portfolios (audited) (Details) - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,329,242)	£ (1,119,650)
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,399	6,630
Loans and advances [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,000)
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (7,551)	£ (6,434)
Credit risk [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Credit risk [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.30%	16.00%
Credit risk [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,180	£ 16,889
Credit risk [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Credit risk [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	350	315
Credit risk [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37	41
Credit risk [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	307	268
Credit risk [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	131,422	137,929
Credit risk [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6	£ 6
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.50%	13.80%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	77.50%	73.10%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,399	£ 13,406
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,602	4,547
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,207	1,844
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,003	£ 2,198
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.70%
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 51,952	£ 68,619
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 392	£ 505
Credit risk [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.30%	2.60%
Credit risk [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.60%	7.90%
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,677	£ 15,947
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Credit risk [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,818	741
Credit risk [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,410	414
Credit risk [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 146	£ 118
Credit risk [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.10%
Credit risk [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 149,099	£ 160,544
Credit risk [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 262	£ 209
Upside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Upside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.90%	15.70%
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,502	£ 15,245
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Upside 2 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	317	299
Upside 2 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31	33
Upside 2 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	282	262
Upside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	134,100	139,574
Upside 2 [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4	£ 4
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.30%	12.30%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	75.30%	71.60%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,572	£ 11,449
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,881	4,056
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,618	1,412
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,947	£ 2,154
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.60%	0.70%
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 53,271	£ 69,190
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 316	£ 490
Upside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.70%	2.10%
Upside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5.80%	7.40%
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 25,963	£ 13,773
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Upside 2 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,322	558
Upside 2 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	952	285
Upside 2 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 128	£ 111
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.10%
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 155,812	£ 162,717
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 242	£ 162
Upside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Upside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.10%	15.80%
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,356	£ 15,826
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Upside 1 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323	303
Upside 1 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32	34
Upside 1 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	286	264
Upside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133,246	138,992
Upside 1 [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5	£ 5
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.90%	12.90%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.30%	72.30%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,579	£ 12,108
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,149	4,231
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,837	1,562
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,972	£ 2,174
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.60%	0.70%
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 52,932	£ 69,012
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 340	£ 495
Upside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.80%	2.20%
Upside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.10%	7.60%
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,198	£ 14,433
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Upside 1 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,439	611
Upside 1 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,047	323
Upside 1 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 134	£ 114
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.10%
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 154,578	£ 162,058
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 258	£ 174
Baseline [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Baseline [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.30%	15.90%
Baseline [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,188	£ 16,570
Baseline [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Baseline [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	329	307
Baseline [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33	36
Baseline [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	290	266
Baseline [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	132,414	138,249
Baseline [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6	£ 5
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.20%	13.50%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	77.40%	73.00%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13,176	£ 13,075
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,511	4,461
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,138	1,771
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,001	£ 2,195
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%	0.70%
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 51,995	£ 68,388
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 372	£ 495
Baseline [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.10%	2.40%
Baseline [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6.40%	7.90%
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,635	£ 15,380
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Baseline [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,613	679
Baseline [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,223	374
Baseline [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 141	£ 117
Baseline [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.10%
Baseline [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,141	£ 161,111
Baseline [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 249	£ 188
Downside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.30%
Downside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.90%	16.30%
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,055	£ 18,364
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Downside 1 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	374	326
Downside 1 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	42	47
Downside 1 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	318	272
Downside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	130,547	136,454
Downside 1 [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14	£ 7
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.40%	15.20%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	79.50%	74.30%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,477	£ 15,663
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,335	5,130
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,865	2,384
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,055	£ 2,235
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.80%	0.70%
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 50,168	£ 68,309
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 415	£ 511
Downside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.80%	3.10%
Downside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	7.10%	8.50%
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,130	£ 18,770
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Downside 1 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,206	977
Downside 1 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,771	579
Downside 1 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 157	£ 127
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 144,646	£ 157,720
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 278	£ 271
Downside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%	0.80%
Downside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	21.70%	18.90%
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 22,233	£ 22,314
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,778	1,670
Downside 2 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	491	505
Downside 2 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	63	170
Downside 2 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	386	316
Downside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	128,369	132,505
Downside 2 [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 42	£ 19
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.40%	21.80%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.40%	76.20%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,322	£ 19,615
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585	3,008
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,057	7,105
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,564	4,285
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,078	£ 2,292
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%	0.80%
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 48,717	£ 67,015
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 415	£ 528
Downside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	5.80%	4.30%
Downside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	8.30%	8.60%
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 50,361	£ 33,168
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,211	1,489
Downside 2 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,385	1,852
Downside 2 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,911	1,427
Downside 2 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 184	£ 128
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 131,415	£ 143,323
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 290	£ 297